Subsequent Events (Details) (JPY ¥) In Billions, except Share data, unless otherwise specified	Nov. 30, 2011
Nomura Principal Finance Company Ltd [Member]
Subsequent Event [Line Items]
Number of shares held on sales of investment	220,442
Percentage held on sale of investment	41.76%
Value of sale on investment (Preferred shares )	¥ 28
NPF Harmony Investment Limited Partnership [Member]
Subsequent Event [Line Items]
Number of shares held on sales of investment	190,038
Percentage held on sale of investment	36.00%
Number of Preferred shares held on sales of investment	20,000
Sale Of Agreement [Member] | Skylark Company Ltd [Member]
Subsequent Event [Line Items]
Number of shares held on sales of investment	410,480
Value of sale on investment (common shares)	¥ 100